Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 309,368	₩ 1,083,029	₩ 823,124
Non-taxable income	(92,666)	(19,450)	(40,080)
Non-deductible expenses	14,630	26,724	31,285
Tax credit and tax reduction	(32,877)	(17,580)	(34,300)
Changes in unrecognized deferred taxes	83,940	(177,902)	31,857
Changes in tax rate	4,040	(3,983)	43,977
Income tax refund and other	14,278	(46,860)	(110,209)
Income tax expense	₩ 300,713	₩ 843,978	₩ 745,654